Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Liabilities

	2021	2020
	(in € millions)
Non-current
Other accrued liabilities	37	42
Total	37	42
Current
Accrued fees to rights holders	1,378	1,265
Accrued salaries, vacation, and related taxes	92	65
Accrued social costs for options and RSUs	84	169
Other accrued expenses	287	249
Total	1,841	1,748